Fair Value Measurements - Schedule of Changes in Fair Value of Financial Instruments Using Level 3 Inputs (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Liabilities:
Fair value at December 31, 2020	$ 24,420,000
Change in fair value	(19,750,000)	$ 21,310,000
Fair value at March 31, 2021	4,670,000	24,420,000
Forward Purchase Agreements (FPAs)
Liabilities:
Fair value at December 31, 2020	24,420,000
Change in fair value	(19,750,000)	21,310,000
Fair value at March 31, 2021	$ 4,670,000	$ 24,420,000